VARIABLE INTEREST ENTITIES (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Dec. 31, 2007 Predecessor [Member]	Dec. 31, 2012 Powell River Energy Inc [Member]		Sep. 30, 2012 Powell River Energy Inc [Member]		Dec. 31, 2011 Powell River Energy Inc [Member] Predecessor [Member]
Current assets
Cash and cash equivalents	16.6	12.2	25.1	12.6	25.1		95.4	83.1	5.0	0	6.6		6.9		6.0
Other	5.7	6.3			2.4						2.7		3.4		3.1
Property, plant and equipment	611.60	614.10			386.30		1,285.60	1,664.70	1,854.40		147.00		145.90		95.50
Assets	978.8	1,040.1		1,040.1	737.6		1,696.2	2,090.8	2,390.3		156.3		156.2		104.6
Current liabilities
Accounts payable and accrued liabilities	113.80	97.50			174.50		171.60	173.30	269.40		13.10		8.50		4.70
Long-term debt (note 18)	422.00	458.90			375.50		783.90	774.60	894.10		113.80		113.80		113.80
Long-term debt affiliate					20.8	[1]					20.8	[1]	20.8	[1]	20.8	[1]
Deferred income taxes					23.6						23.6		24.6		12.7
Deficit	(35.20)	0			(1,556.00)		(582.00)	(185.10)	(180.70)		(15.00)	[2]	(11.50)	[2]	(47.40)	[2]
Total Liabilities and Equity	978.8	1,040.1			737.6		1,696.2	2,090.8	2,390.3		156.3		156.2		104.6

[1]	Balances with Catalyst Paper Energy Holdings Inc., a Subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company's non-controlling interest (deficit) balances.